INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Plan has received a determination letter from the Internal Revenue Service (IRS) dated July 26, 2017, stating that the Plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS, the plan was restated and amended. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as restated and amended, is qualified and the related trust is tax-exempt.
Plan management evaluates any uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain tax positions taken, or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions.
The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits in progress for any tax periods.